MASSMUTUAL FUNDS
MassMutual Small Cap Value Equity Fund
(the “Fund”)
Supplement dated July 1, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund (on pages 68 and 69 of the Prospectus):
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%	None
Other Expenses	0.51%	0.61%	0.71%	0.81%	0.71%	0.76% (1)	0.71%	0.61%
Total Annual Fund Operating Expenses	1.26%	1.36%	1.46%	1.56%	1.71%	1.76%	1.96%	1.36%
Expense Reimbursement	(0.16)%	(0.16)%	(0.16)%	(0.16)%	(0.16)%	(0.16)%	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	1.10%	1.20%	1.30%	1.40%	1.55%	1.60%	1.80%	1.20%

(1)
Other Expenses have been restated to reflect current fees.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.10%, 1.20%, 1.30%, 1.40%, 1.55%, 1.60%, 1.80%, and 1.20% for Classes I, R5, Service, Administrative, R4, A, R3, and Y respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$112	$374	$667	$1,500
Class R5	$122	$405	$720	$1,613
Service Class	$132	$436	$773	$1,724
Administrative Class	$143	$467	$826	$1,835
Class R4	$158	$514	$904	$1,998
Class A	$704	$1,050	$1,429	$2,489
Class R3	$183	$590	$1,033	$2,264
Class Y	$122	$405	$720	$1,613
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B3001M-24-08
SCVE-24-01

MASSMUTUAL FUNDS
MassMutual Total Return Bond Fund
MassMutual Strategic Bond Fund
MassMutual Diversified Value Fund
MassMutual Fundamental Value Fund
MM S&P 500® Index Fund
MassMutual Equity Opportunities Fund
MassMutual Blue Chip Growth Fund
MassMutual Growth Opportunities Fund
MassMutual Mid Cap Value Fund
MassMutual Small Cap Value Equity Fund
MassMutual Small Company Value Fund
MassMutual Mid Cap Growth Fund
MassMutual Small Cap Growth Equity Fund
MassMutual Overseas Fund
MassMutual Select T. Rowe Price International Equity Fund
Supplement dated July 1, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information replaces similar information found on page B-54 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Trustee 108 portfolios in fund complex	Trustee of the Trust
Director (since 2023), President (2021-2023; since 2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2024), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2024), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2024, MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2024), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2024), MML Series Investment Fund II (open-end investment company).
Effective immediately, the following information replaces similar information found on pages B-55 and B-56 under the heading Principal Officers in the section titled Management of the Trust:
Douglas Steele 1295 State Street Springfield, MA 01111-0001 Year of birth: 1975 Officer of the Trust since 2016 Officer of 108 portfolios in fund complex	President of the Trust
Head of MassMutual Investments (since 2024), Vice President (since 2017), Interim Head of MassMutual Investments (2023-2024), Head of Product Management (2021-2024), Head of Manager Research (2021), Head of Investment Management (2017-2021), MML Advisers; Head of MassMutual Investments (since 2024), Interim Head of MassMutual Investments (2023-2024), Head of Product Management (2021-2024), Head of Manager Research (2021), Head of Investment Management (2017-2021), MassMutual; President (since 2024), Vice President (2016-2024), MassMutual Select Funds (open-end investment company); President

(since 2024),Vice President (2016-2024), MassMutual Premier Funds (open-end investment company); President (since 2024), Vice President (2021-2024), MassMutual Advantage Funds (open-end investment company); President (since 2024),Vice President (2016-2024), MML Series Investment Fund (open-end investment company); President (since 2024),Vice President (2016-2024), MML Series Investment Fund II (open-end investment company).
Effective immediately, the following information supplements the information beginning on page B-55 under the heading Principal Officers in the section titled Management of the Trust:
Oludare Adedokun 1295 State Street Springfield, MA 01111-0001 Year of birth: 1986 Officer of the Trust since 2024 Officer of 108 portfolios in fund complex	Vice President of the Trust
Head of Manager Research (since 2022), MassMutual; Head of Manager Research (since 2022), MML Advisers; Manager Research Senior Research Analyst (2018-2022), Franklin Templeton; Vice President (since 2024), MassMutual Select Funds (open-end investment company); Vice President (since 2024), MassMutual Premier Funds (open-end investment company); Vice President (since 2024), MassMutual Advantage Funds (open-end investment company); Vice President (since 2024), MML Series Investment Fund (open-end investment company); Vice President (since 2024), MML Series Investment Fund II (open-end investment company).
Meredith Ulrich 1295 State Street Springfield, MA 01111-0001 Year of birth: 1986 Officer of the Trust since 2021 Officer of 108 portfolios in fund complex	Vice President of the Trust
Product Manager (since 2018), MassMutual; Product Manager (since 2018), MML Advisers; Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Select Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Premier Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Advantage Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MML Series Investment Fund (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MML Series Investment Fund II (open-end investment company).
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SAI B3001M-24-05

MASSMUTUAL FUNDS
MassMutual 20/80 Allocation Fund
MassMutual 40/60 Allocation Fund
MassMutual 60/40 Allocation Fund
MassMutual 80/20 Allocation Fund
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
MassMutual RetireSMARTSM by JPMorgan 2065 Fund
Supplement dated July 1, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information replaces similar information found on page B-54 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Trustee 108 portfolios in fund complex	Trustee of the Trust
Director (since 2023), President (2021-2023; since 2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2024), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2024), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2024, MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2024), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2024), MML Series Investment Fund II (open-end investment company).
Effective immediately, the following information replaces similar information found on pages B-55 and B-56 under the heading Principal Officers in the section titled Management of the Trust:
Douglas Steele 1295 State Street Springfield, MA 01111-0001 Year of birth: 1975 Officer of the Trust since 2016 Officer of 108 portfolios in fund complex	President of the Trust
Head of MassMutual Investments (since 2024), Vice President (since 2017), Interim Head of MassMutual Investments (2023-2024), Head of Product Management (2021-2024), Head of Manager Research (2021), Head of Investment Management (2017-2021), MML Advisers; Head of MassMutual Investments (since 2024), Interim Head of MassMutual Investments (2023-2024), Head of Product Management (2021-2024), Head of Manager Research (2021), Head of Investment Management (2017-2021), MassMutual; President (since 2024), Vice President (2016-2024), MassMutual Select Funds (open-end investment company); President

(since 2024),Vice President (2016-2024), MassMutual Premier Funds (open-end investment company); President (since 2024), Vice President (2021-2024), MassMutual Advantage Funds (open-end investment company); President (since 2024),Vice President (2016-2024), MML Series Investment Fund (open-end investment company); President (since 2024),Vice President (2016-2024), MML Series Investment Fund II (open-end investment company).
Effective immediately, the following information supplements the information beginning on page B-55 under the heading Principal Officers in the section titled Management of the Trust:
Oludare Adedokun 1295 State Street Springfield, MA 01111-0001 Year of birth: 1986 Officer of the Trust since 2024 Officer of 108 portfolios in fund complex	Vice President of the Trust
Head of Manager Research (since 2022), MassMutual; Head of Manager Research (since 2022), MML Advisers; Manager Research Senior Research Analyst (2018-2022), Franklin Templeton; Vice President (since 2024), MassMutual Select Funds (open-end investment company); Vice President (since 2024), MassMutual Premier Funds (open-end investment company); Vice President (since 2024), MassMutual Advantage Funds (open-end investment company); Vice President (since 2024), MML Series Investment Fund (open-end investment company); Vice President (since 2024), MML Series Investment Fund II (open-end investment company).
Meredith Ulrich 1295 State Street Springfield, MA 01111-0001 Year of birth: 1986 Officer of the Trust since 2021 Officer of 108 portfolios in fund complex	Vice President of the Trust
Product Manager (since 2018), MassMutual; Product Manager (since 2018), MML Advisers; Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Select Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Premier Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Advantage Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MML Series Investment Fund (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MML Series Investment Fund II (open-end investment company).
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M (RS)-24-03

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Retirement 2065 Fund
Supplement dated July 1, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information replaces similar information found on page B-53 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Trustee 108 portfolios in fund complex	Trustee of the Trust
Director (since 2023), President (2021-2023; since 2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2024), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2024), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2024, MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2024), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2024), MML Series Investment Fund II (open-end investment company).
Effective immediately, the following information replaces similar information found on page B-54 under the heading Principal Officers in the section titled Management of the Trust:
Douglas Steele 1295 State Street Springfield, MA 01111-0001 Year of birth: 1975 Officer of the Trust since 2016 Officer of 108 portfolios in fund complex	President of the Trust
Head of MassMutual Investments (since 2024), Vice President (since 2017), Interim Head of MassMutual Investments (2023-2024), Head of Product Management (2021-2024), Head of Manager Research (2021), Head of Investment Management (2017-2021), MML Advisers; Head of MassMutual Investments (since 2024), Interim Head of MassMutual Investments (2023-2024), Head of Product Management (2021-2024), Head of Manager Research (2021), Head of Investment Management (2017-2021), MassMutual; President (since 2024), Vice President (2016-2024), MassMutual Select Funds (open-end investment company); President (since 2024),Vice President (2016-2024), MassMutual Premier Funds (open-end investment company);

President (since 2024), Vice President (2021-2024), MassMutual Advantage Funds (open-end investment company); President (since 2024),Vice President (2016-2024), MML Series Investment Fund (open-end investment company); President (since 2024),Vice President (2016-2024), MML Series Investment Fund II (open-end investment company).
Effective immediately, the following information supplements the information beginning on page B-53 under the heading Principal Officers in the section titled Management of the Trust:
Oludare Adedokun 1295 State Street Springfield, MA 01111-0001 Year of birth: 1986 Officer of the Trust since 2024 Officer of 108 portfolios in fund complex	Vice President of the Trust
Head of Manager Research (since 2022), MassMutual; Head of Manager Research (since 2022), MML Advisers; Manager Research Senior Research Analyst (2018-2022), Franklin Templeton; Vice President (since 2024), MassMutual Select Funds (open-end investment company); Vice President (since 2024), MassMutual Premier Funds (open-end investment company); Vice President (since 2024), MassMutual Advantage Funds (open-end investment company); Vice President (since 2024), MML Series Investment Fund (open-end investment company); Vice President (since 2024), MML Series Investment Fund II (open-end investment company).
Meredith Ulrich 1295 State Street Springfield, MA 01111-0001 Year of birth: 1986 Officer of the Trust since 2021 Officer of 108 portfolios in fund complex	Vice President of the Trust
Product Manager (since 2018), MassMutual; Product Manager (since 2018), MML Advisers; Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Select Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Premier Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Advantage Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MML Series Investment Fund (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MML Series Investment Fund II (open-end investment company).
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SAI B3001M-TRTD-24-03

MASSMUTUAL FUNDS
MM Equity Asset Fund
MassMutual Select T. Rowe Price Bond Asset Fund
MassMutual Select T. Rowe Price Large Cap Blend Fund
MassMutual Select T. Rowe Price Real Assets Fund
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Supplement dated July 1, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information replaces similar information found on page B-54 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Trustee 108 portfolios in fund complex	Trustee of the Trust
Director (since 2023), President (2021-2023; since 2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2024), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2024), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2024, MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2024), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2024), MML Series Investment Fund II (open-end investment company).
Effective immediately, the following information replaces similar information found on pages B-55 and B-56 under the heading Principal Officers in the section titled Management of the Trust:
Douglas Steele 1295 State Street Springfield, MA 01111-0001 Year of birth: 1975 Officer of the Trust since 2016 Officer of 108 portfolios in fund complex	President of the Trust
Head of MassMutual Investments (since 2024), Vice President (since 2017), Interim Head of MassMutual Investments (2023-2024), Head of Product Management (2021-2024), Head of Manager Research (2021), Head of Investment Management (2017-2021), MML Advisers; Head of MassMutual Investments (since 2024), Interim Head of MassMutual Investments (2023-2024), Head of Product Management (2021-2024), Head of Manager Research (2021), Head of Investment Management (2017-2021), MassMutual; President (since 2024), Vice President (2016-2024), MassMutual Select Funds (open-end investment company); President (since 2024),Vice President (2016-2024), MassMutual Premier Funds (open-end investment company); President (since 2024), Vice President (2021-2024), MassMutual Advantage Funds (open-end investment company); President (since 2024),Vice President (2016-2024), MML Series Investment Fund (open-end investment company); President (since 2024),Vice President (2016-2024), MML Series Investment Fund II (open-end investment company).

Effective immediately, the following information supplements the information beginning on page B-55 under the heading Principal Officers in the section titled Management of the Trust:
Oludare Adedokun 1295 State Street Springfield, MA 01111-0001 Year of birth: 1986 Officer of the Trust since 2024 Officer of 108 portfolios in fund complex	Vice President of the Trust
Head of Manager Research (since 2022), MassMutual; Head of Manager Research (since 2022), MML Advisers; Manager Research Senior Research Analyst (2018-2022), Franklin Templeton; Vice President (since 2024), MassMutual Select Funds (open-end investment company); Vice President (since 2024), MassMutual Premier Funds (open-end investment company); Vice President (since 2024), MassMutual Advantage Funds (open-end investment company); Vice President (since 2024), MML Series Investment Fund (open-end investment company); Vice President (since 2024), MML Series Investment Fund II (open-end investment company).
Meredith Ulrich 1295 State Street Springfield, MA 01111-0001 Year of birth: 1986 Officer of the Trust since 2021 Officer of 108 portfolios in fund complex	Vice President of the Trust
Product Manager (since 2018), MassMutual; Product Manager (since 2018), MML Advisers; Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Select Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Premier Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Advantage Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MML Series Investment Fund (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MML Series Investment Fund II (open-end investment company).
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B30001M-TRUN 24-03